VIRTUS KAR CAPITAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—2.3%
Meta Platforms, Inc. Class A(1)	39,377	$ 6,350
ZoomInfo Technologies, Inc. Class A(1)	138,485	4,603
		10,953

Consumer Discretionary—21.1%
Airbnb, Inc. Class A(1)	89,154	7,942
Amazon.com, Inc.(1)	390,340	41,458
AutoZone, Inc.(1)	2,758	5,927
Home Depot, Inc. (The)	33,436	9,171
Marriott International, Inc. Class A	84,546	11,499
MercadoLibre, Inc.(1)	7,895	5,028
NIKE, Inc. Class B	144,292	14,747
Ross Stores, Inc.	93,527	6,568
		102,340

Consumer Staples—8.6%
Estee Lauder Cos., Inc. (The) Class A	43,172	10,995
McCormick & Co., Inc. Non-voting Shares	107,309	8,933
Monster Beverage Corp.(1)	114,160	10,583
Procter & Gamble Co. (The)	77,004	11,072
		41,583

Energy—2.6%
Devon Energy Corp.	69,332	3,821
Hess Corp.	43,118	4,568
Pioneer Natural Resources Co.	18,529	4,133
		12,522

Financials—7.6%
Bank of America Corp.	379,877	11,826
CME Group, Inc. Class A	46,758	9,571
MarketAxess Holdings, Inc.	25,390	6,500
Progressive Corp. (The)	76,998	8,953
		36,850

Health Care—9.2%
Danaher Corp.	62,852	15,934
HealthEquity, Inc.(1)	71,843	4,410
Mettler-Toledo International, Inc.(1)	4,272	4,908
Zoetis, Inc. Class A	113,409	19,494
		44,746

Industrials—6.8%
CoStar Group, Inc.(1)	179,250	10,828
Equifax, Inc.	46,229	8,450
Fair Isaac Corp.(1)	18,839	7,553
Uber Technologies, Inc.(1)	305,736	6,255
		33,086

	Shares	Value

Information Technology—37.2%
Accenture plc Class A	42,073	$ 11,682
Amphenol Corp. Class A	263,656	16,974
Avalara, Inc.(1)	151,279	10,680
Bill.com Holdings, Inc.(1)	109,714	12,062
Block, Inc. Class A(1)	53,654	3,298
DocuSign, Inc.(1)	57,299	3,288
Duck Creek Technologies, Inc.(1)	364,958	5,420
MongoDB, Inc. Class A(1)	25,462	6,607
NVIDIA Corp.	146,554	22,216
Paycom Software, Inc.(1)	72,976	20,442
Roper Technologies, Inc.	29,270	11,551
Snowflake, Inc. Class A(1)	37,882	5,268
Trade Desk, Inc. (The) Class A(1)	241,912	10,134
Visa, Inc. Class A	151,700	29,868
Workday, Inc. Class A(1)	75,129	10,486
		179,976

Materials—1.4%
Ecolab, Inc.	43,014	6,614
Real Estate—1.4%
Prologis, Inc.	59,115	6,955
Total Common Stocks (Identified Cost $268,722)		475,625

Total Long-Term Investments—98.2% (Identified Cost $268,722)		475,625

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	9,150,115	9,150
Total Short-Term Investment (Identified Cost $9,150)		9,150

TOTAL INVESTMENTS—100.1% (Identified Cost $277,872)		$484,775
Other assets and liabilities, net—(0.1)%		(683)
NET ASSETS—100.0%		$484,092

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR CAPITAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$475,625	$475,625
Money Market Mutual Fund	9,150	9,150
Total Investments	$484,775	$484,775
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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